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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM 13F

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                              FORM 13F COVER PAGE

       REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: MARCH 31, 2001
                                                      --------------

Check here if Amendment / /;    Amendment Number:

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
    This Amendment (Check only one.):      / / is a restatement.
                                           / / adds new holding entries.
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Institutional Investment Manager Filing this Report:

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
Name:     McCarthy Group, Inc.
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Address:  1125 South 103rd Street, Suite 450
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          Omaha, Nebraska
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          68124
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
Form 13F File Number: 28-    05487
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

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
Name:   Richard L. Jarvis
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Title:  Vice President
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Phone:  (402) 393-8281
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Signature, Place, and Date of Signing:

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
     /s/ Richard L. Jarvis               Omaha, Nebraska                     05/03/01
------------------------------   ------------------------------   ------------------------------
          [Signature]                     [City, State]                       [Date]
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Report type (Check only one.):

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
/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

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
Form 13F File Number                     Name

28-05489                                 McCarthy Group Asset Management
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[Repeat as necessary.]
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                             FORM 13F SUMMARY PAGE

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
Report Summary:

Number of Other Included Managers:             -0-
                                               --------------------------------------------

Form 13F Information Table Entry Total:        -0-
                                               --------------------------------------------

Form 13F Information Table Value Total:        $-0-
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                                               (thousands)

List of Other Included Managers:
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Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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
No.                       Form 13F File Number      Name

NONE                      28-
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[Repeat as necessary.]
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